REGULATORY MATTERS (Rate Order) (Detail) (USD $)	1 Months Ended
Jun. 30, 2013
Schedule of Regulatory Orders [Line Items]
Base rate increase approved	$ 76,000,000
Expected change in annual depreciation	11,000,000
Environmental compliance adjustor capped rate	$ 0.00025
Retail revenue cap on environmental compliance adjustor	0.25%
Before July 1, 2013 [Member]
Schedule of Regulatory Orders [Line Items]
Change in composite rate	3.32%
After June 30, 2013 [Member]
Schedule of Regulatory Orders [Line Items]
Change in composite rate	3.00%